Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Company match percentage	4.00%	4.00%	4.00%
Matching contribution costs	$ 0.7	$ 0.5